Statements of changes in equity - USD ($)	Issued capital [member]	Total
Proceeds from issuance of Units (in number of units)		1
Balance as (in number of units) at Oct. 26, 2017	0
Balance as at Oct. 26, 2017	$ 0	$ 0
Proceeds from issuance of Units	$ 10	10
Balance as (in number of units) at Dec. 31, 2017	1
Balance as at Dec. 31, 2017	$ 10	$ 10
Proceeds from issuance of Units (in number of units)	1